Form N-1A Cover	Jun. 14, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Entity Central Index Key	0000836487
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 14, 2024
Prospectus Date	Apr. 30, 2024
Supplement to Prospectus [Text Block]

Prospectus Supplement

June 14, 2024

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 14, 2024 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2024

Emerging Markets Leaders Portfolio (the "Fund")

Effective on June 18, 2024, the maximum expense ratio of each share Class of the Fund will be decreased. Accordingly, effective on June 18, 2024, the Fund's Prospectus is hereby amended as follows:

Class IR Prospectus
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Prospectus Supplement

June 14, 2024

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 14, 2024 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2024

Emerging Markets Leaders Portfolio (Class IR) (the "Fund")

Effective on June 18, 2024, the maximum expense ratio of Class IR shares of the Fund will be decreased. Accordingly, effective on June 18, 2024, the Fund's Prospectus is hereby amended as follows: